Offerings	Oct. 14, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Fee Rate	0.0087%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value
Fee Rate	0.0087%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.0087%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 50,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,350.00
Offering Note	(1) There are being registered under this registration statement such indeterminate number of securities of each identified class of the registrant, all at indeterminate prices, as shall have an aggregate initial offering price not to exceed $50,000,000 or the equivalent amount denominated in one or more foreign currencies. Any securities registered under this registration statement may be sold separately or as units with other securities registered hereunder. (2) The proposed maximum offering price per unit is not specified as to each class of securities to be registered, pursuant to General Instruction II.D of Form S-3 under the Securities Act. The proposed maximum offering price per unit will be determined from time to time by the registrant in connection with, and at the time of, the issuance of the securities registered hereunder. (3) Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act. (4) Pursuant to Rule 457(i) under the Securities Act, the securities registered hereunder also include such indeterminate number of shares of common stock, preferred stock, depositary shares, debt securities, warrants and units as may be issued upon exercise, settlement, exchange or conversion of any securities registered hereunder that provide for those issuances. In addition, pursuant to Rule 416 under the Securities Act, the securities registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions.